Ordinary Shares - Additional Information (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended							12 Months Ended					1 Months Ended							12 Months Ended				1 Months Ended					12 Months Ended
	Sep. 19, 2011	Feb. 28, 2011	Jan. 31, 2010	Sep. 30, 2008	Aug. 31, 2007	Jun. 30, 2007	Jul. 18, 2006	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2006	Sep. 19, 2011 Common Stock	Feb. 28, 2011 Common Stock	Nov. 30, 2010 Common Stock	Jan. 31, 2010 Common Stock	Sep. 30, 2008 Common Stock	Jun. 30, 2008 Common Stock	Jun. 30, 2007 Common Stock	Dec. 31, 2011 Common Stock	Dec. 31, 2010 Common Stock	Dec. 31, 2009 Common Stock	Dec. 31, 2006 Common Stock	Sep. 19, 2011 American Depositary Shares	Feb. 28, 2011 American Depositary Shares	Jan. 31, 2010 American Depositary Shares	Sep. 30, 2008 American Depositary Shares	Jun. 30, 2007 American Depositary Shares	Dec. 31, 2011 American Depositary Shares	Dec. 31, 2009 American Depositary Shares
Stockholders Equity Note [Line Items]
Issuance of new shares													4,374,315	13,800,000	1,500,000	1,645,900	4,800,000	750,000	14,007,700	13,800,000	1,645,900	16,520,000	75,000,000	4,374,315	13,800,000	1,645,900	4,800,000	14,007,700		16,520,000
Ordinary shares, par value								$ 0.10	$ 0.10			$ 0.10
Issuance of new shares, share split							10
Conversion of all issued and outstanding Series A, B and C redeemable convertible preferred shares to ordinary shares						15,580,000
Vested share options exercised					1,457,000			1,051,717	1,532,712	141,247	2,265,696									1,051,717	1,532,712	141,247
Issuance of shares upon exercise of share options					1,457,000			1,051,717	1,532,712	141,247	2,265,696
Issuance of new shares, price per ADS	$ 5.8958	$ 12.4	$ 7.00	$ 41.75						$ 7.00
Issuance of new shares amount, net	$ 25,790	$ 162,584	$ 11,061	$ 190,892				$ 162,584	$ 11,061	$ 109,225										$ 1,380	$ 165	$ 1,652
Issuance of new shares, related expenses		8,536	461	9,508				8,536	461	6,415
Ordinary shares held by the service company								1,393,362	249,406	390,653
Share repurchased																				18,657,487									18,657,487
Share repurchased amount								$ 110,559												$ 1,865